Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, gain (loss)	$ 20	$ 1,172	$ (125)	$ 1,172